Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 25,814	$ 28,360
Restricted cash (note 15)	3,027	3,027
Accounts receivable	13,911	7,341
Prepaid expenses	726	712
Other receivables	839	264
Deferred tax	19	265
Deferred financing costs (note 9)	1,168	1,009
Total current assets	45,504	40,978
Vessels in operation (note 4)	890,249	922,498
Other fixed assets	54	10
Intangible assets - vessel purchase options (note 7)		13,645
Intangible assets - other (note 7)	92	26
Deferred tax	10
Deferred financing costs (note 9)	3,626	3,865
Total non-current assets	894,031	940,044
Total Assets	939,535	981,022
Liabilities and Stockholders' Equity
Current portion of long-term debt (note 11)	46,000	44,500
Intangible liability - charter agreements (note 10)	2,119	2,119
Accounts payable	1,286	1,391
Accrued expenses	4,953	5,575
Derivative instruments (note 8)	15,920	17,798
Total current liabilities	70,278	71,383
Long-term debt (note 11)	437,612	488,269
Preferred shares (note 15)	48,000	48,000
Intangible liability - charter agreements (note 10)	20,050	22,169
Derivative instruments (note 8)	29,395	26,637
Total long-term liabilities	535,057	585,075
Total Liabilities	605,335	656,458
Commitments and contingencies (note 14)
Stockholders' Equity
Additional paid in capital	351,856	351,295
Accumulated deficit	(18,205)	(27,276)
Total Stockholders' Equity	334,200	324,564
Total Liabilities and Stockholders' Equity	939,535	981,022
Class A Common Stock [Member]
Stockholders' Equity
Common stock	475	471
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 74	$ 74